Debt - July 2024 Convertible Notes (Details) - USD ($)			1 Months Ended
	Jul. 23, 2024	Feb. 13, 2024	Jul. 30, 2024	Sep. 30, 2024	Jul. 31, 2024
Debt
Debt conversion	4,372,607
Debt amount	$ 29,500,000
Convert Warrants
Debt
Principal amount				$ 20,000,000.0
Exercise price		$ 24.00		$ 24.00	$ 24.0
Warrants issued upon conversion of debt		1,500,000
Base Warrants
Debt
Exercise price				$ 2.41
Warrants issued upon conversion of debt	3,540,000
July 2024 Convertible Notes
Debt
Principal amount	$ 1,000,000.0
Interest rate	8.00%
Interest			$ 1,300